Time charters acquired (Tables)	12 Months Ended
Dec. 31, 2015
Amortization of above-market acquired time charter contract to revenues
Time charters acquired:
Year ending December 31,	Amount
2016	$7,267
2017	7,247
2018	5,268

Total	$19,782